Taxation - Income taxes paid (net of refunds) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
PRC	¥ 6,057
Others	59
Total	¥ 6,116	$ 875	¥ 13,519	¥ (8,895)